Investment at Cost (Details Narrative) - USD ($)				3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May. 12, 2015	Mar. 26, 2015	Jan. 19, 2015	Mar. 31, 2015	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Bitcoin index price				$ 243.39				$ 319.70
Investment impairment				$ 254,433		$ 254,433		$ 544,800
Coin Outlet [Member]
Issuance of common stock for acquisition, share		166,756
Percentage of additional equity ownership		2.00%
Issuance of common stock shares for stock compensation		701,966
Percentage of equity ownership		4.20%
Percentage of equity ownership ability increase upto exercise of previously issued option and warrant		11.00%
Percentage of equity owned on fully dilute basis		4.20%
Purchase Agreement [Member] | Coin Outlet [Member]
Convertible promissory note principal amount			$ 100,000
Note accrues interest rate			4.00%
Note maturity date			Jan. 31, 2016
Proceeds from convertible promissory note			$ 1,000,000
Percentage of sale of price per shares			80.00%
Note conversion price exceeds			$ 600,000
Share Purchase Agreement [Member] | Spondoolies Tech Ltd. [Member] | Series B Preferred Stock [Member]
Percentage of equity ownership						6.60%
Number of preferred stock shares purchased						29,092
Number of preferred stock purchased						$ 1,500,000
Percentage of equity owned on fully dilute basis						6.60%
Preferred stock original issuance price per share						$ 51.56
Preferred stock initial conversation price per share						$ 51.56
Proceeds from issuance of public offering						$ 40,000,000
Letter Agreement [Member] | Spondoolies Tech Ltd. [Member]
Breakup fee payable	$ 50,000
Letter Agreement [Member] | Spondoolies Tech Ltd. [Member] | Board Of Directors Or Shareholders [Member]
Breakup fee payable	$ 1,000,000
Letter agreement period	3 years